Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation
The consolidated financial statements include the accounts of Giga-tronics and its wholly-owned subsidiary, Microsource, Inc. (“Microsource”). All significant intercompany balances and transactions have been eliminated in consolidation

Principles
of
Consolidation
The consolidated financial statements include the accounts of Giga-tronics and its wholly-owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Derivatives, Policy [Policy Text Block]
Derivatives
The Company accounts for certain of its warrants and embedded debt features as derivatives. Changes in fair values are reported in earnings as gain or loss on adjustment of these instruments to fair value.

Embedded Derivatives
Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract. Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the statement of operations each period. Bifurcated embedded derivatives are classified with the related host contract in the Company’s consolidated balance sheets.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition and Deferred Revenue
Beginning
April
1,
2018,
the Company follows the provisions of ASU
2014
-
09
as subsequently amended by the FASB between
2015
and
2017
and collectively known as ASC Topic
606,

Revenue from Contracts with Customers
(“ASC
606”
)
. Amounts for prior periods are
not
adjusted and continue to be reported in accordance with the Company’s historic accounting practices. The guidance provides a unified model to determine how revenue is recognized. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers.

In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identifies the promised goods or services in the contract; (ii) determines whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract; (iii) measures the transaction price, including the constraint on variable consideration; (iv) allocates the transaction price to the performance obligations based on estimated selling prices; and (v) recognizes revenue when (or as) the Company satisfies each performance obligation.

The Company generates revenue through the design, manufacture, and sale of products used in defense industry to major prime defense contractors, the armed services (primarily in the U.S.) and research institutes. There is generally one
performance obligation in the Company’s contracts with its customers. For highly engineered products, the customer typically controls the work in process as evidenced either by contractual termination clauses or by the Company’s right to payment for costs incurred to date plus a reasonable profit for products or services that do not
have an alternative use. In these circumstances, the performance obligation is the design and manufacturing service. As control transfers continuously over time on these contracts, revenue is recognized based on the extent of progress towards completion of the performance obligation using a cost-to-cost method. Engineering services are also satisfied over time and recognized on the cost-to-cost method. These types of revenue arrangements are typical for our defense contracts within the Microsource segment for its YIG RADAR filter products used in fighter jet aircrafts.

For the sale of standard or minimally customized products, the performance obligation is the series of finished products which are recognized at the points in time the units are transferred to the control of the customer, typically upon shipment. This type of revenue arrangement is typical for our commercial contracts within the Giga-tronics segment for its Advanced Signal Generation and Analysis system products used for testing RADAR and Electronic Warfare (“EW”) equipment.

Performance Obligations

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account in ASC Topic
606.
The Company’s performance obligations include:

●	Design and manufacturing services
●	Product supply – Distinct goods or services that are substantially the same
●	Engineering services

The majority of the Company’s contracts have a single performance obligation as the promise to transfer the individual goods or services is not
separately identifiable from other promises in the contracts and, therefore, not
distinct. The Company’s revenue in fiscal
2019
under ASC
606
primarily relates to design and manufacturing services, there was no
product supply, and engineering services were
$56,000.

Transaction Price

The Company has both fixed and variable consideration. Under the Company’s highly engineered design and manufacturing arrangements, advance payments and unit prices are considered fixed, as product is not
returnable and the Company has an enforceable right to reimbursement in the event of a cancellation. For standard and minimally customized products, payments can include variable consideration, such as product returns and sales allowances. The transaction price in engineering services arrangements may
include estimated amounts of variable consideration, including award fees, incentive fees, or other provisions that can either increase or decrease the transaction price. Milestone payments are identified as variable consideration when determining the transaction price. At the inception of each arrangement that includes milestone payments, the Company evaluates whether the milestones are considered probable of being achieved and estimates the amount to be included in the transaction price using the most likely amount method. The Company estimates variable consideration at the amount to which they expect to be entitled, and determines whether to include estimated amounts as a reduction in the transaction price based largely on an assessment of the conditions that might trigger an adjustment to the transaction price and all information (historical, current and forecasted) that is reasonably available to the Company. The Company includes estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not
occur when the estimation uncertainty is resolved.

Allocation of Consideration

As part of the accounting for arrangements that contain multiple performance obligations, the Company must develop assumptions that require judgment to determine the stand-alone selling price of each performance obligation identified in the contract. When a contract contains more than one
performance obligation, the Company uses key assumptions to determine the stand-alone selling price of each performance obligation. Because of the customized nature of products and services, estimated stand-alone selling prices for most performance obligations are estimated using a cost-plus margin approach. For non-customized products, list prices generally represent the standalone selling price. The Company allocates the total transaction price to each performance obligation based on the estimated relative stand-alone selling prices of the promised goods or service underlying each performance obligation.

Timing of Recognition

Significant management judgment is required to determine the level of effort required under an arrangement and the period over which the Company expects to complete its performance obligations under the arrangement. The selection of the method to measure progress towards completion requires judgment and is based on the nature of the products or services to be provided. The Company generally uses the cost-to-cost measure of progress as this measure best depicts the transfer of control to the customer which occurs as we incur costs on our contracts. Under the cost-to-cost method, the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation. Revenue is recognized for design and manufacturing services and for engineering services over time proportionate to the costs that the Company has incurred to perform the services using the cost-to-cost input method and for products at a point in time. Approximately
99%
of the Company’s revenue is recognized over time, with the remaining
1%
recognized at a point in time.

Changes in Estimates

The effect of a contract modification on the transaction price and the measure of progress for the performance obligation to which it relates, is recognized as an adjustment to revenue (either as an increase in or a reduction of revenue) on a cumulative catch-up basis.

For contracts using the cost-to-cost method, management reviews the progress and execution of the performance obligations. This process requires management judgment relative to estimating contract revenue and cost, and making assumptions for delivery schedule. This process requires management’s judgment to make reasonably dependable cost estimates. Since certain contracts extend over a longer period of time, the impact of revisions in cost and revenue estimates during the progress of work may
adjust the current period earnings through a cumulative catch-up basis. This method recognizes, in the current period, the cumulative effect of the changes on current and prior quarters. Contract cost and revenue estimates for significant contracts are generally reviewed and reassessed quarterly. Revenue recognized over time using the cost-to-cost method represented approximately
99%
of revenue for the
first
quarter of
2019.

The aggregate effects of these changes on contracts in the
first
quarter of
2019
was nominal.

Balance Sheet Presentation

The timing of revenue recognition, billings and cash collections results in billed accounts receivable, unbilled receivables (contract assets), and deferred revenue (contract liabilities) on the Condensed Consolidated Balance Sheet. Under the typical payment terms of over time contracts, the customer pays either performance-based payments or progress payments. Amounts billed and due from customers are classified as receivables on the Condensed Consolidated Balance Sheet. Interim payments may
be made as work progresses, and for some contracts, an advance payment may
be made. A liability is recognized for these interim and advance payments in excess of revenue recognized and is presented as a contract liability which is included within accrued liabilities and other long-term liabilities on the Condensed Consolidated Balance Sheet. Contract liabilities typically are not
considered a significant financing component because these cash advances are used to meet working capital demands that can be higher in the early stages of a contract. When revenue recognized exceeds the amount billed to the customer, an unbilled receivable (contract asset) is recorded for the amount the Company is entitled to receive based on its enforceable right to payment.

Remaining performance obligations represent the transaction price of firm orders for which work has not
been performed as of the period end date and excludes unexercised contract options and potential orders under ordering-type contracts (e.g., indefinite-delivery, indefinite-quantity).

Recognition Prior to
April 1, 2018

Prior to
April 1, 2018
under the legacy GAAP, the Company recorded revenue when there was persuasive evidence of an arrangement, delivery had occurred, the price was fixed and determinable, and collectability was reasonably assured. This occurred when products were shipped or the customer accepted title transfer. If the arrangement involved acceptance terms, the Company deferred revenue until product acceptance was received. On certain large development contracts, revenue was recognized upon achievement of substantive milestones.  Advanced payments were recorded as deferred revenue until the revenue recognition criteria described above had been met. Amounts for periods ending prior to
April 1, 2018
have
not
been adjusted for ASC
606
and continue to be reported in accordance with the Company’s previous accounting practices.

Revenue Recognition and Deferred Revenue
The Company records revenue when there is persuasive evidence of an arrangement, delivery has occurred, the price is fixed and determinable, and collectability is reasonably assured. This occurs when products are shipped or the customer accepts title transfer. If the arrangement involves acceptance terms, the Company defers revenue until product acceptance is received. On certain large development contracts, revenue is recognized upon achievement of substantive milestones. Determining whether a milestone is substantive is a matter of judgment and that assessment is performed only at the inception of the arrangement. The consideration earned from the achievement of a milestone must meet all of the following for the milestone to be considered substantive:

a.	It is commensurate with either of the following:
1.	The Company’s performance to achieve the milestone.
2.	The enhancement of the value of the delivered item or items as a result of a specific outcome resulting from the Company's performance to achieve the milestone.
b.	It relates solely to past performance.
c.	It is reasonable relative to all of the deliverables and payment terms (including other potential milestone consideration) within the arrangement.

Milestones for revenue recognition are agreed upon with the customer prior to the start of the contract and some milestones are based on product shipping while others are based on design review. In fiscal
2015
the Company’s Microsource business unit received a
$6.5
million order from a major aerospace company for non-recurring engineering services to develop a variant of its high performance fast tuning YIG filters for an aircraft platform and to deliver a limited number of flight-qualified prototype hardware units (the “NRE Order”) which is being accounted for on a milestone basis. The Company considered factors such as estimated completion dates and product acceptance of the order prior to accounting for the NRE Order as milestone revenue. During the fiscal years ended
March 31, 2018
and
March 25, 2017,
revenue recognized on a milestone basis were
zero
and
$478,000,
respectively.

On certain contracts with several of the Company’s significant customers the Company receives payments in advance of manufacturing. Advanced payments are recorded as deferred revenue until the revenue recognition criteria described above has been met.

Accounts receivable are stated at their net realizable value. The Company has estimated an allowance for uncollectable accounts based on analysis of specifically identified accounts, outstanding receivables, consideration of the age of those receivables, the Company’s historical collection experience, and adjustments for other factors management believes are necessary based on perceived credit risk.

The activity in the allowance account for doubtful accounts is as follows for the years ended:

(Dollars in thousands)	March 31 , 201 8	March 2 5 , 201 7
Beginning balance	$45	$45
Provisions for doubtful accounts	(37)	—
Write-off of doubtful accounts	—	—
Ending balance	$8	$45

New Accounting Pronouncements, Policy [Policy Text Block]
New Accounting Standards

In
February 2016,
the FASB issued ASU
2016
-
02
(“ASU
2016
-
02”
), Leases. ASU
2016
-
02
requires that lessees recognize assets and liabilities for the rights and obligations for leases with a lease term of more than one
year. The amendments in this ASU are effective for annual periods ending after
December 15, 2018.
Early adoption is permitted. The Company is currently evaluating the impact of the adoption of ASU
2016
-
02
on its consolidated financial statements.

In
May 2014,
the FASB issued ASU
2014
-
09
 (“ASC
606”
), Revenue from Contracts with Customers. In
August 2015
and
March,
April,
May
and
December 2016,
the FASB issued additional amendments to the new revenue guidance relating to reporting revenue on a gross versus net basis, identifying performance obligations, licensing arrangements, collectability, noncash consideration, presentation of sales tax, transition, and clarifying examples. Collectively these are referred to as ASC Topic
606,
which replaces all legacy GAAP guidance on revenue recognition and eliminates all industry-specific guidance. ASC
606
 establishes a broad principle that would require an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve this principle, an entity identifies the contract with a customer, identifies the separate performance obligations in the contract, determines the transaction price, allocates the transaction price to the separate performance obligations and recognizes revenue when each separate performance obligation is satisfied. ASU ASC
606
 was further updated to provide clarification on a number of specific issues as well as requiring additional disclosures. ASC
606

may
be applied either retrospectively or through the use of a modified-retrospective method. The full retrospective method requires companies to recast each prior reporting period presented as if the new guidance had always existed. Under the modified retrospective method, companies would recognize the cumulative effect of initially applying the standard as an adjustment to opening retained earnings at the date of initial application. ASC
606
is effective for annual reporting periods beginning after
December
15,
2017,
and early adoption is permitted beginning in the
first
quarter of
2017.

The Company adopted ASC
606
on
April 1, 2018 (
beginning of the Company’s fiscal year) using the modified retrospective method. Under this approach, no
 restatement of fiscal years
2017
 or
2018
 was required. Rather, the effect of the adoption was recorded as a cumulative adjustment decreasing the opening balance of accumulated deficit at
April 1, 2018.

The most significant change relates to the timing of revenue and cost recognition on the Company’s customer contracts. Under ASC
606,
revenue is recognized as the customer obtains control of the goods and services promised in the contract. Given the nature of the Company’s products and terms and conditions in the contracts, the customer typically obtains control as the Company performs work under such contract. Therefore, the Company expects to recognize revenue over time for substantially all of its contracts using the percentage-of-completion cost-to-cost method. As a result, the Company now recognizes revenue for these contracts as it incurs costs, as opposed to when units are delivered. This change has generally resulted in earlier revenue recognition in the performance period as compared to the legacy method for those contracts, giving rise to a decrease to the Company’s opening balance of accumulated deficit as of
April 1, 2018.

Adopting ASC
606,
Revenue from Contracts with Customers, involves significant new estimates and judgments such as estimating stand-alone selling prices, variable consideration, and total costs to complete the contract. All of the estimates are subject to change during the performance of the contract which may
cause more variability due to significant estimates involved in the new accounting.

The cumulative effect of the changes made to the Company’s consolidated
April 1, 2018
balance sheet for the adoption of Topic
606
were as follows (in thousands):

	Balance at March 31, 2018	Topic ASC 606 Adjustments	Balance at April 1, 2018
Assets
Prepaid and other current assets	$87	$188	$275
Inventories, net	5,487	(1,581)	3,906
Liabilities
Deferred revenue	$3,374	$(2,568)	$806
Stockholders' Equity
Accumulated deficit	$(28,682)	$1,176	$(27,506)

In accordance with the requirements of Topic
606,
the disclosure of the impact of adoption on our condensed consolidated income statement and balance sheet for the first
quarter ended
June 30, 2018
was as follows (in thousands except for net loss per share):

For the first quarter ended June 30, 2018	Without ASC 606 Adoption	Topic ASC 606 Adjustments	As Reported
Assets

Prepaid and other current assets	$149	$643	$792
Inventories, net	5,406	(1,968)	3,438
Liabilities
Deferred revenue	$2,966	$(2,709)	257
Stockholders' Equity
Accumulated deficit	$(29,177)	$1,384	(27,793)
Revenue
Revenue	$2,247	$596	$2,843
Costs of services
Costs of services	$416	$358	774
Net loss	$(525)	$(238)	(287)
Net loss per share, basic and fully diluted	$(0.05)	$0.02	$(0.03)

Recently Issued Accounting Standards

In
April 2015,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) ASU
2015
-
03,
“Interest - Imputation of Interest (Subtopic
835
-
30
) –
Simplifying the Presentation of Debt Issuance Costs
,” or ASU
2015
-
03.
ASU
2015
-
03
simplifies the presentation of debt issuance costs by requiring that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct reduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not
affected by this ASU. The amendments in this ASU are effective for financial statements issued for fiscal years beginning after
December 15, 2015,
and interim periods within those fiscal years. The adoption of this ASU by the Company changed the presentation of certain debt issuance costs, which are reported as a direct offset to the applicable debt on the balance sheet.

In
November 2015,
the FASB issued ASU
2015
-
17
–
Income Taxes (Topic
740
): “Balance Sheet Classification of Deferred Taxes”.
Topic
740
is effective for public business entities for financial statements issued for annual periods beginning after
December 15, 2016,
and interim periods within those annual periods. For all other entities, the amendments are effective for financial statements issued for annual periods beginning after
December 15, 2017,
and interim periods within annual periods beginning after
December 15, 2018.
The amendments
may
be applied prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The amendments in ASU
2015
-
17
eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. The Company is currently evaluating the impact this accounting standard update may
have on its financial statements.

In
February 2016,
the FASB issued ASU
2016
-
02
(“ASU
2016
-
02”
), Leases. ASU
2016
-
02
requires that lessees recognize assets and liabilities for the rights and obligations for leases with a lease term of more than one
year. The amendments in this ASU are effective for annual periods ending after
December 15, 2018.
Early adoption is permitted. The Company is currently evaluating the impact of the adoption of ASU
2016
-
02
on its consolidated financial statements.

In
May 2014,
the FASB issued ASU
2014
-
09
 (“ASU
2014
-
09”
), Revenue from Contracts with Customers. ASU
2014
-
09
 establishes a broad principle that would require an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve this principle, an entity identifies the contract with a customer, identifies the separate performance obligations in the contract, determines the transaction price, allocates the transaction price to the separate performance obligations and recognizes revenue when each separate performance obligation is satisfied. ASU
2014
-
09
 was further updated to provide clarification on a number of specific issues as well as requiring additional disclosures. ASU
2014
-
09

may
be applied either retrospectively or through the use of a modified-retrospective method. The full retrospective method requires companies to recast each prior reporting period presented as if the new guidance had always existed. Under the modified retrospective method, companies would recognize the cumulative effect of initially applying the standard as an adjustment to opening retained earnings at the date of initial application. ASU
2014
-
09
is effective for annual reporting periods beginning after
December
15,
2017,
and early adoption is permitted beginning in the
first
quarter of
2017.

The Company adopted ASU
2014
-
09
on
April 1, 2018 (
beginning of the Company’s fiscal year) using the modified retrospective method. Under this approach, no
 restatement of fiscal years
2017
 or
2018
 was required. Rather, the effect of the adoption was recorded as a cumulative adjustment to the opening balance of retained earnings at
April 1, 2018.

While the Company is still in the process of finalizing the impact of adoption of the new standard on its financial statements, the Company has identified that the most significant change relates to the timing of its revenue recognition on its customer contracts.

Under the legacy GAAP, the Company recorded revenue when there was persuasive evidence of an arrangement, delivery had occurred, the price was fixed and determinable, and collectability was reasonably assured. This occurred when products were shipped or the customer accepted title transfer. If the arrangement involved acceptance terms, the Company deferred revenue until product acceptance was received. On certain large development contracts, revenue was recognized upon achievement of substantive milestones.  Advanced payments were recorded as deferred revenue until the revenue recognition criteria described above had been met.

Under ASU
2014
-
09,
revenue is recognized as the customer obtains control of the goods and services promised in the contract. Given the nature of the Company’s products and terms and conditions in the contracts, the customer typically obtains control as the Company performs work under such contract. Therefore, the Company expects to recognize revenue over time for substantially all of its contracts using the percentage-of-completion cost-to-cost method. As a result, the Company anticipates recognizing revenue for these contracts as it incurs costs, as opposed to when units are delivered. This change has generally resulted in earlier revenue recognition in the performance period as compared to the legacy method for those contracts, giving rise to an increase to the Company’s opening balance of retained earnings as of
April 1, 2018.

Adopting ASU
No.

2014
-
09,
Revenue from Contracts with Customers, involves significant new estimates and judgments such as estimating stand-alone selling prices, variable consideration, and total costs to complete the contract. All of the estimates are subject to change during the performance of the contract which may
cause more variability due to significant estimates involved in the new accounting.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fiscal Period, Policy [Policy Text Block]
Fiscal
Year
The Company’s financial reporting year consists of either a
52
week or
53
week period ending on the last Saturday of the month of
March.
Fiscal year
2018
ended on
March 31, 2018
resulting in a
53
week year. Fiscal year
2017
ended on
March 25, 2017,
which resulted in a
52
week year. All references to years in the consolidated financial statements relate to fiscal years rather than calendar years.

Standard Product Warranty, Policy [Policy Text Block]
Accrued Warranty
The Company’s warranty policy generally provides
one
to
three
years of coverage depending on the product. The Company records a liability for estimated warranty obligations at the date products are sold. The estimated cost of warranty coverage is based on the Company’s actual historical experience with its current products or similar products. For new products, the required reserve is based on historical experience of similar products until such time as sufficient historical data has been collected on the new product. Adjustments are made as new information becomes available.

Inventory, Policy [Policy Text Block]
Inventories
Inventories are stated at the lower of cost or fair value using full absorption and standard costing. Cost is determined on a first
-in,
first
-out basis. Standard costing and overhead allocation rates are reviewed by management periodically, but not
less than annually. Overhead rates are recorded to inventory based on capacity management expects for the period the inventory will be held. Reserves are recorded within cost of sales for impaired or obsolete inventory when the cost of inventory exceeds its estimated fair value. Management evaluates the need for inventory reserves based on its estimate of the amount realizable through projected sales including an evaluation of whether a product is reaching the end of its life cycle. When inventory is discarded it is written off against the inventory reserve, as inventory generally has already been fully reserved for at the time it is discarded.

Research and Development Expense, Policy [Policy Text Block]
Research and Development
Research and development expenditures, which include the cost of materials consumed in research and development activities, salaries, wages and other costs of personnel engaged in research and development, costs of services performed by others for research and development on the Company’s behalf and indirect costs are expensed as operating expenses when incurred. Research and development costs totaled approximately
$1.8
million and
$2.3
million for the years ended
March 25, 2018
and
March 26, 2017,
respectively.

Property, Plant and Equipment, Policy [Policy Text Block]
Property
and
Equipment
Property and equipment are stated at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the respective assets, which range from three
to
ten
years for machinery and equipment and office fixtures. Leasehold improvements and assets acquired under capital leases are amortized using the straight-line method over the shorter of the estimated useful lives of the respective assets or the lease term.

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may
not
be recoverable. If such review indicates that the carrying amount of an asset exceeds the sum of its expected future cash flows on an undiscounted basis, the asset’s carrying amount would be written down to fair value. Additionally, the Company reports long-lived assets to be disposed of at the lower of carrying amount or fair value less cost to sell. As of
March 31, 2018,
and
March 25, 2017,
management believes there has been
no
impairment of the Company’s long-lived assets.

Warrants to Purchase Common Stock, Policy [Policy Text Block]
Warrants to Purchase Common Stock
Warrants are accounted for in accordance with the applicable accounting guidance provided in ASC
815
-
Derivatives and Hedging
as either derivative liabilities or as equity instruments depending on the specific terms of the agreements.  Liability-classified instruments are recorded at fair value at each reporting period with any change in fair value recognized as a component of change in fair value of derivative liabilities in the consolidated statements of operations. The Company estimates liability-classified instruments using either a Monte Carlo simulation or the Black Scholes option-pricing model, depending on the nature of the warrant’s terms. The valuation methodologies require management to develop assumptions and inputs that have significant impact on such valuations. The Company periodically evaluates changes in facts and circumstances that could impact the classification of warrants from liability to equity, or vice versa.

On
March 26, 2018,
the Company and holders of the Company’s liability-classified warrants, Partners For Growth, V L.P. (“PFG”), agreed to eliminate the
$217,000
cash “put” provision contained in warrants in exchange for the Company issuing
150,000
shares of the Company’s common stock. Upon removal of the put, the warrants were re-valued using the Black-Scholes option-pricing model prior to being reclassified to equity. The resulting change in fair value of the warrants, along with the fair value of the common stock of approximately of
$50,000
issued to PFG, was recognized as gain on adjustment of warrant liability in the consolidated statements of operations.

Lessee, Leases [Policy Text Block]
Deferred Rent
Rent expense is recognized in an amount equal to the guaranteed base rent plus contractual future minimum rental increases amortized on the straight-line basis over the terms of the leases, including free rent periods.

Income Tax, Policy [Policy Text Block]
Income Taxes
Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Future tax benefits are subject to a valuation allowance when management is unable to conclude that its deferred tax assets will more likely than not
be realized. The ultimate realization of deferred tax assets is dependent upon generation of future taxable income during the periods in which those temporary differences become deductible. Management considers both positive and negative evidence and tax planning strategies in making this assessment.

The Company considers all tax positions recognized in its financial statements for the likelihood of realization. When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the positions taken or the amounts of the positions that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not
that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions that meet the more-likely-than-
not
recognition threshold are measured as the largest amount of tax benefit that is more than
50
percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above, if any, would be reflected as unrecognized tax benefits, as applicable, in the accompanying consolidated balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination. The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of the provision for income taxes in the consolidated statements of operations.

Product Development Costs, Policy [Policy Text Block]
Product
Development
Costs
The Company incurs pre-production costs on certain long-term supply arrangements. The costs, which represent non-recurring engineering and tooling costs, are capitalized as other assets and amortized over their useful life when reimbursable by the customer. All other product development costs are charged to operations as incurred. Capitalized pre-production costs included in inventory were immaterial as of
March 31, 2018
and
March 25, 2017.

Software Development Costs, Policy [Policy Text Block]
Software Development Costs
Development costs included in the research and development of new software products and enhancements to existing software products are expensed as incurred, until technological feasibility in the form of a working model has been established. Capitalized development costs are amortized over the expected life of the product and evaluated each reporting period for impairment.

Discontinued Operations, Policy [Policy Text Block]
Discontinued Operations
The Company reviews its reporting and presentation requirements for discontinued operations as it moves to newer technology within the test and measurement market from legacy products to the newly developed Advanced Signal Generator. The disposal of these product line sales represents an evolution of the Company’s Giga-tronics Division to a more sophisticated product offered to the same customer base. The Company has evaluated the sales of product lines (see Note
10,
Sale of Product Lines) concluding that each product line does not
meet the definition of a “component of an entity” as defined by ASC
205
-
20.The
Company is able to distinguish revenue and gross margin information as disclosed in Note
10,
Sale of Product Lines to the accompanying financial statements; however, operations and cash flow information is not
clearly distinguishable and the company is unable to present meaningful information about results of operations and cash flows from those product lines.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-based Compensation
The Company records share-based compensation expense for the fair value of all stock options and restricted stock that are ultimately expected to vest as the requisite service is rendered. In fiscal
2018,
the Company provided a special grant of nonqualified options to purchase
400,000
shares of common stock at the price of
$0.33
per share based on reliance on the exemption afforded by Section
4
(
2
) of the Securities Act.  One
fourth
of the option vests on the
first
anniversary of the grant date and
1/48
of the option vests on each of the
36
months thereafter.

The cash flows resulting from the tax benefits resulting from tax deductions in excess of the compensation cost recognized for those options (excess tax benefits) are classified as cash flows from financing in the statements of cash flows. These excess tax benefits were not
significant for the Company for the fiscal years ended
March 31, 2018
or
March 25, 2017.

In calculating compensation related to stock option grants, the fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton option-pricing model. The computation of expected volatility used in the Black-Scholes- Merton option-pricing model is based on the historical volatility of Giga-tronics’ share price. The expected term is estimated based on a review of historical employee exercise behavior with respect to option grants. The risk free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. Expected dividend yield was not
considered in the option pricing formula since the Company has not
paid dividends and has
no
current plans to do so in the future.

The fair value of restricted stock awards is based on the fair value of the underlying shares at the date of the grant. Management makes estimates regarding pre-vesting forfeitures that will impact timing of compensation expense recognized for stock option and restricted stock awards.

Earnings Per Share, Policy [Policy Text Block]
Earnings or Loss Per Common Share
Basic earnings or loss per common share is computed using the weighted average number of common shares outstanding during the period. Diluted earnings per share incorporate the incremental shares issuable upon the assumed exercise of stock options and warrants using the treasury stock method. Anti-dilutive options are not
included in the computation of diluted earnings per share. Non-vested shares of restricted stock have non-forfeitable dividend rights and are considered participating securities for the purpose of calculating basic and diluted earnings per share under the two
-class method.

Comprehensive Income, Policy [Policy Text Block]		Comprehensive Income or Loss There are no items of comprehensive income or loss other than net income or loss.
Concentration Risk, Credit Risk, Policy [Policy Text Block]
Financial
Instruments
and
Concentration
of
Credit
Risk
Financial instruments that potentially subject the Company to credit risk consist of cash, cash-equivalents and trade accounts receivable. The Company’s cash-equivalents consist of overnight deposits with federally insured financial institutions. Concentration of credit risk in trade accounts receivable results primarily from sales to major customers. The Company individually evaluates the creditworthiness of its customers and generally does not
require collateral or other security. At
March 31, 2018,
one
customer accounted for
79%
of consolidated gross accounts receivable. At
March 25, 2017,
three
customers combined accounted for
67%
of consolidated gross accounts receivable.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair
Value
of
Financial
Instruments
and
Fair
Value
Measurements
The Company’s financial instruments consist principally of cash and cash-equivalents, line of credit, term debt, and warrant derivative liability. The fair value of a financial instrument is the amount at which the instrument could be exchanged in an orderly transaction between market participants to sell the asset or transfer the liability. The Company uses fair value measurements based on quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity can access as of the measurement date (Level
1
), significant other observable inputs other than Level
1
prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not
active; or other inputs that are observable or can be corroborated by observable market data (Level
2
), or significant unobservable inputs reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability (Level
3
), depending on the nature of the item being valued.